Related Party Transactions (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Related Party Transactions (Details) [Line Items]
Outstanding due from individual amount	$ 965
Accounts payable	3,551,339	$ 2,844,019
Shengling Xiang [Member]
Related Party Transactions (Details) [Line Items]
Outstanding due from individual amount	1,256		$ 253,122
Outstanding payable due	9,653	0
Lingyi Kong [Member]
Related Party Transactions (Details) [Line Items]
Outstanding due from individual amount	9,120,278		13,706,544
Outstanding payable due	209,894	$ 344,528
Chunhua Xiang [Member]
Related Party Transactions (Details) [Line Items]
Outstanding due from individual amount	$ 9,653		$ 810,221